Significant Accounting Policies - Schedule of Revenue Recognized of Finance and Insurance Revenues (Details) - USD ($) $ in Thousands	2 Months Ended	3 Months Ended		4 Months Ended	6 Months Ended
	Mar. 14, 2018	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Successor [Member]
Gross finance and insurance revenues		$ 9,060		$ 11,576
Chargebacks		(841)		(921)
Net Finance Revenue		$ 8,219		$ 10,655
Predecessor [Member]
Gross finance and insurance revenues	$ 7,483		$ 8,292		$ 17,243
Chargebacks	(622)		(699)		(1,126)
Net Finance Revenue	$ 6,861		$ 7,593		$ 16,117